Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statement of Income Captions [Line Items]
Cumulative translation adjustments, net	[1]	$ (1,431)	$ (6,409)	$ (814)
Associates and joint ventures [member]
Condensed Statement of Income Captions [Line Items]
Cumulative translation adjustments, net		$ 131	$ 236	$ 49

[1]	It includes a US$ 131 loss (a US$ 236 loss in 2018 and a US$ 49 loss in 2017), of cumulative translation adjustments in associates and joint ventures.